Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 42,998	$ 37,909
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(281,613)	(13,075)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)	0
Deferred lease costs paid	(8,870)	(5,874)
Net cash (used in)/provided by investing activities	(287,752)	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(169,000)
Costs of issuance of common stock	0	(229)
Share repurchases as part of an announced program	(11)	0
Intercompany distributions	0	0
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	249,372	(154,810)
Net increase/(decrease) in cash and cash equivalents	4,618	(111,011)
Cash and cash equivalents, beginning of period	12,957	139,690
Cash and cash equivalents, end of period	17,575	28,679
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	7,636	(13,664)
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(2,534)	(4,630)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)
Deferred lease costs paid	(2,331)	(1,550)
Net cash (used in)/provided by investing activities	(2,134)	18,659
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(29,000)
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	(282,441)	(133,170)
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	512	(113,182)
Net increase/(decrease) in cash and cash equivalents	6,014	(108,187)
Cash and cash equivalents, beginning of period	62,371	166,920
Cash and cash equivalents, end of period	68,385	58,733
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	177	620
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	0	0
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	0	0
Net cash (used in)/provided by investing activities	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	0
Costs of issuance of common stock		(229)
Share repurchases as part of an announced program	(11)
Intercompany distributions	33,315	34,176
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	(266)	(622)
Net increase/(decrease) in cash and cash equivalents	(89)	(2)
Cash and cash equivalents, beginning of period	239	139
Cash and cash equivalents, end of period	150	137
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	29,849	45,880
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(279,079)	(8,445)
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	(6,539)	(4,324)
Net cash (used in)/provided by investing activities	(285,618)	(12,769)
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	(140,000)
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	255,769	106,889
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	255,769	(33,111)
Net increase/(decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	5,336	5,073
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	0	0
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	0	0
Net cash (used in)/provided by investing activities	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	0
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	(6,643)	(7,895)
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	(6,643)	(7,895)
Net increase/(decrease) in cash and cash equivalents	(1,307)	(2,822)
Cash and cash equivalents, beginning of period	(49,653)	(27,369)
Cash and cash equivalents, end of period	$ (50,960)	$ (30,191)